Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 10,594		₨ 8,920
Work-in-progress	6,806		7,201
Finished goods (includes stock-in-trade)	15,126		14,969
Packing materials, stores and spares	2,540		2,489
Total Inventories	₨ 35,066	$ 465	₨ 33,579